Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Net income	$ 677	$ 1,632
Add (deduct):
Interest expense, net	86	82
Other expense, net	584	240
Income taxes	329	591
Adjusted EBIT	$ 1,676	$ 2,545